PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL - Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill
Beginning balance	$ 696,263,000	$ 758,575,000
Impairment	(1,591,000)	(7,274,000)	$ 0
Acquisitions	2,252,000
Foreign currency	18,847,000	(7,049,000)
Ending balance	714,043,000	696,263,000	758,575,000
Disposed of by sale
Goodwill
Dispositions/Assets held for sale	1,817,000	37,652,000
Held-for-sale
Goodwill
Dispositions/Assets held for sale	89,000	10,337,000
Americas
Goodwill
Beginning balance	505,478,000	522,749,000
Impairment	0	0
Acquisitions	2,252,000
Foreign currency	0	0
Ending balance	507,819,000	505,478,000	522,749,000
Americas | Disposed of by sale
Goodwill
Dispositions/Assets held for sale	0	6,934,000
Americas | Held-for-sale
Goodwill
Dispositions/Assets held for sale	89,000	10,337,000
International
Goodwill
Beginning balance	190,785,000	235,826,000
Impairment	(1,591,000)	(7,274,000)
Acquisitions	0
Foreign currency	18,847,000	(7,049,000)
Ending balance	206,224,000	190,785,000	$ 235,826,000
International | Disposed of by sale
Goodwill
Dispositions/Assets held for sale	1,817,000	30,718,000
International | Held-for-sale
Goodwill
Dispositions/Assets held for sale	$ 0	$ 0